Business Segment Information	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

14. Business Segment and Corporate Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is engaged in providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of an operating segment. Products are transferred to the operating segments at cost, therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the operating segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the three- and nine-months ended September 30, 2012 and 2011 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended September 30, 2012

Net revenue external customers	$2,248,724	$1,163,362	$3,412,086	$5,852	$3,417,938
Inter - segment revenue	2,501	-	2,501	(2,501)	-
Net revenue	2,251,225	1,163,362	3,414,587	3,351	3,417,938
Depreciation and amortization	(79,446)	(43,942)	(123,388)	(28,824)	(152,212)
Operating income	420,316	195,264	615,580	(47,938)	567,642
Income (loss) from equity method investees	6,642	53	6,695	(1,378)	5,317
Capital expenditures, acquisitions and investments	108,286	55,255	163,541	49,650	213,191

Three months ended September 30, 2011

Net revenue external customers	$1,991,773	$1,187,436	$3,179,209	$4,857	$3,184,066
Inter - segment revenue	2,333	-	2,333	(2,333)	-
Net revenue	1,994,106	1,187,436	3,181,542	2,524	3,184,066
Depreciation and amortization	(65,935)	(44,667)	(110,602)	(30,820)	(141,422)
Operating income	374,688	205,032	579,720	(45,986)	533,734
Income (loss) from equity method investees	5,866	74	5,940	-	5,940
Capital expenditures, acquisitions and investments	102,503	63,930	166,433	40,624	207,057

Nine months ended September 30, 2012

Net revenue external customers	$6,602,000	$3,470,353	$10,072,353	$22,313	$10,094,666
Inter - segment revenue	9,041	-	9,041	(9,041)	-
Net revenue	6,611,041	3,470,353	10,081,394	13,272	10,094,666
Depreciation and amortization	(230,575)	(129,784)	(360,359)	(86,104)	(446,463)
Operating Income	1,199,234	597,399	1,796,633	(137,200)	1,659,433
Income (loss) from equity method investees	17,962	182	18,144	(3,472)	14,672
Segment assets	13,806,253	5,835,643	19,641,896	2,218,437	21,860,333
thereof investments in equity method investees	257,324	369,943	627,267	(4,189)	623,078
Capital expenditures, acquisitions and investments(1)	1,970,330	155,075	2,125,405	113,388	2,238,793

Nine months ended September 30, 2011

Net revenue external customers	$5,887,514	$3,405,117	$9,292,631	$12,909	$9,305,540
Inter - segment revenue	5,842	-	5,842	(5,842)	-
Net revenue	5,893,356	3,405,117	9,298,473	7,067	9,305,540
Depreciation and amortization	(200,717)	(127,837)	(328,554)	(85,141)	(413,695)
Operating Income	1,035,251	579,186	1,614,437	(126,075)	1,488,362
Income (loss) from equity method investees	22,233	169	22,402	-	22,402
Segment assets	11,264,589	5,254,274	16,518,863	2,105,882	18,624,745
thereof investments in equity method investees	324,539	5,477	330,016	-	330,016
Capital expenditures, acquisitions and investments(2)	564,928	902,343	1,467,271	100,628	1,567,899

(1) North America acquisitions exclude $484,699 of non-cash acquisitions and International acquisitions exclude $4,720 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $10,600, respectively, of non-cash acquisitions for 2011.